Goodwill (Tables)	3 Months Ended	12 Months Ended
	Jun. 30, 2012	Mar. 31, 2012
Notes to Financial Statements
Purchase Price of Assets
	Book Value	Fair Value Adjustment		Fair Market Value

Furniture, fixture and equipment	$40,000	$		$40,000

Goodwill			30,000	30,000

Total	40,000		30,000	70,000

Purchase price	$40,000		$30,000	$70,000

	Book Value	Fair Value Adjustment		Fair Market Value

Furniture, fixture and equipment	$40,000	$		$40,000

Goodwill			30,000	30,000

Total	40,000		30,000	70,000

Purchase price	$40,000		$30,000	$70,000

Goodwill, net
	June 30, 2012	March 31, 2012

Goodwill	$30,000	$30,000

Accumulated impairment	(-)	(-)

	$30,000	$30,000

	March 31, 2012	March 31, 2011

Goodwill	$30,000	$30,000

Accumulated impairment	(-)	(-)

	$30,000	$30,000